Stockholders’ Deficit	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stockholders’ Deficit [Abstract]
STOCKHOLDERS’ DEFICIT

9. STOCKHOLDERS’ DEFICIT

See Note 4 - Reverse Recapitalization for details associated with the issuance of common stock and warrants issued in conjunction with the merger, as well as details associated with the reverse recapitalization in connection with the Merger.

2025 Equity Incentive Plan

The number of shares reserved for issuance under the Company’s 2025 Equity Incentive Plan (the “2025 Plan”) will increase, subject to approval from the Board of Directors, on January 1 of each of 2026 through 2035 by the number of shares equal to the lesser of 4% of the total number of outstanding shares of the Company’s common stock as of December 31 (calculated on a fully diluted and as-converted basis), or a number as may be determined by the Board of Directors. As of June 30, 2026, the Board of Directors had not taken any action to increase the number of shares reserved under the plan.

As of June 30, 2026, up to 1,938,468 shares of common stock are reserved under the 2025 Plan and options have been approved and issued for the purchase of 1,532,929 shares of common stock (see Note 11).

Warrants

See Note 4 for details associated with the issuance of warrants in conjunction with the merger, including their term and how they are accounted for.

The Company estimated the fair value of the warrants granted during the three and six months ended June 30, 2026 and 2025 using the Black-Scholes valuation model with the following assumptions:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2026	2025	2026	2025
Risk-free interest rate	4.16%-4.26%	N/A	3.58%-4.26%	4.25%-4.37%
Expected term (years)	3.68-5.00	N/A	3.68-5.00	1.50-7.00
Expected volatility	81.5%-84.2%	N/A	80.5%-84.2%	86.0%-98.0%
Expected dividends	0%	N/A	0%	0%

Warrant Exercises

During the three and six months ended June 30, 2026, warrant holders elected to exercise certain of their warrants. Upon receipt of the Notice of Exercise and the applicable funds by the Company, instructions are issued to the transfer agent to issue the underlying shares of $0.0001 par value common stock. During the three and six months ended June 30, 2026, the Company received funds of $726,227 and issued 165,050 shares of common stock related to the exercise of certain A Warrants. As of June 30, 2026, the Company had recorded proceeds from warrant exercises of $669,106, net of expenses of the transactions of $57,121 that had been incurred as of that date.

The following table presents information related to warrants as of June 30, 2026:

Class of Warrants	Quantity	Exercise Price	Expiration Date
Investor A	915,764	$4.40	9/30/2026
Investor B	544,283	$6.55	2/11/2030
Placement Agent	270,204	$4.40	2/11/2032
Investor A	319,528	$4.40	9/30/2026
Investor B	160,910	$6.55	3/31/2030
Placement Agent	79,882	$4.40	3/30/2032
Original	56,815	$4.40	2/11/2030
Exchange	75,755	$3.30	2/11/2030
Placement Agent	38,240	$5.00	6/9/2031
Total	2,461,381

In conjunction with the closings of the Follow-on Offering (see Note 5), the Company issued 18,240 placement agent warrants for the February, March and June 2026 closings in addition to the 20,000 placement agent warrants issued related to the December 2025 closing. The placement agent warrants have an exercise price of $5.00 per share, expire in five (5) years from the date of issuance and are equity classified. The placement agent warrants issued during the three and six months ended June 30, 2026 had a fair value of approximately $17,940 and $62,075, respectively.

The closings of the Follow-on Offering also triggered the anti-dilution provision for the B Warrants (see Note 5) and accordingly, as of June 30, 2026, the number of B Warrants increased to an aggregate total of 705,193 with an exercise price of $6.553 per share.

As of June 30, 2026, there were outstanding warrants to purchase an aggregate of 2,461,381 shares of common stock at a weighted average exercise price of $4.99 per share. The warrants had a weighted average remaining contractual term of 2.25 years as of June 30, 2026.

7. STOCKHOLDERS’ DEFICIT

See Note 3 - Reverse Recapitalization for details associated with the issuance of common stock and warrants, as well as details associated with the reverse recapitalization in connection with the Merger.

See Note 4 - Common Stock for details associated with the issuance of common stock and warrants in the Company’s Follow-on Offering.

Warrants

See Note 3 - Reverse Recapitalization for details associated with the issuance of warrants, including their term and accounting treatment.

See Note 4 - Common Stock for details associated with the issuance of warrants, including their term and accounting treatment.

The Company estimated the fair value of the warrants granted using the Black-Scholes valuation model with the following assumptions:

	For the Years Ended
	December 31,
	2025	2024

Risk-free interest rate	3.64% - 4.37%	N/A
Expected term (years)	1.00 - 7.00	N/A
Expected volatility	86.0% - 108.0%	N/A
Expected dividends	0.00%	N/A

The following table presents information related to warrants as of December 31, 2025:

Class of Warrants	Quantity	Exercise Price	Expiration Date
Investor A	1,080,814	$4.40	2/11/2026
Investor B	542,462	$6.575	2/11/2026
Placement Agent	270,204	$4.40	2/11/2032
Investor A	319,528	$4.40	3/31/2026
Investor B	160,372	$6.575	3/31/2030
Placement Agent	79,882	$4.40	3/31/2032
Original	56,815	$4.40	2/11/2030
Exchange	75,755	$3.30	2/11/2030
Placement Agent	20,000	$5.00	12/23/2032

Total	2,605,832